Share buyback (Details) - EUR (€) € in Billions		4 Months Ended
	Jun. 05, 2026	Jun. 05, 2026
Disclosure of reserves within equity [line items]
Number of shares acquired (in shares)	30,703,780
Purchase of treasury shares	€ 1.5
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Disclosure of reserves within equity [line items]
Share buyback program, authorized amount		€ 1.5